[LOGO] EXCELSIOR FUNDS
Advised by U.S. TRUST




                            FIXED INCOME PORTFOLIOS


                              SEMI-ANNUAL REPORT

                              September 30, 2002

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
  STATEMENTS OF ASSETS AND LIABILITIES..................................   1
  STATEMENTS OF OPERATIONS..............................................   2
  STATEMENTS OF CHANGES IN NET ASSETS...................................   3
  FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS............   4
  PORTFOLIOS OF INVESTMENTS
     Managed Income Fund................................................   6
     Intermediate-Term Managed Income Fund..............................   8
     Short-Term Government Securities Fund..............................  11
     High Yield Fund....................................................  13
  NOTES TO FINANCIAL STATEMENTS.........................................  15

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

.. Initial Purchase and Prospectus Information and Shareholder Services
  1-800-446-1012 (From overseas, call 617-483-7297)
.. Current Price and Yield Information 1-800-446-1012
.. Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. at the following address:

      Excelsior Funds
      P.O. Box 8529
      Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds
Statements of Assets and Liabilities
September 30, 2002 (Unaudited)



                                                                 Intermediate-
                                                                     Term       Short-Term
                                                      Managed       Managed     Government       High
                                                      Income        Income      Securities       Yield
                                                       Fund          Fund          Fund          Fund
                                                   ------------  ------------- ------------  ------------
ASSETS:
 Investments, at cost--see accompanying portfolios $267,389,166  $360,243,858  $389,550,140  $283,822,479
                                                   ============  ============  ============  ============
 Investments, at market value (Note 1)............ $279,910,730  $362,522,449  $395,993,762  $203,167,591
 Repurchase Agreements, at value (Note 1).........           --     5,947,000            --            --
 Cash.............................................           --            --            --       338,842
 Interest receivable..............................    2,365,441     3,464,635     3,384,553     7,879,841
 Receivable for investment securities sold........           --     1,637,695            --       800,000
 Receivable for fund shares sold..................    2,796,285       351,111     2,845,150       418,254
                                                   ------------  ------------  ------------  ------------
  Total Assets....................................  285,072,456   373,922,890   402,223,465   212,604,528
LIABILITIES:
 Payable for dividends declared...................      920,272     1,521,342       973,981     5,354,936
 Payable for investments purchased................    4,513,844    18,155,717    34,479,187       687,656
 Payable for fund shares redeemed.................      281,074       303,866     1,885,130     1,805,825
 Investment Advisory fees payable (Note 2)........      156,268        66,636        52,180        75,759
 Administration fees payable (Note 2).............       26,124        31,844        32,636        19,746
 Administrative servicing fees payable (Note 2)...       11,946        30,697        38,808       169,816
 Directors'/Trustees' fees payable (Note 2).......          528           671           689         1,455
 Due to Custodian Bank............................       44,385        12,054        58,884            --
 Accrued expenses and other payables..............       39,390        37,876        38,420       148,332
                                                   ------------  ------------  ------------  ------------
  Total Liabilities...............................    5,993,831    20,160,703    37,559,915     8,263,525
                                                   ------------  ------------  ------------  ------------
NET ASSETS........................................ $279,078,625  $353,762,187  $364,663,550  $204,341,003
                                                   ============  ============  ============  ============
NET ASSETS consist of:
 Undistributed (distributions in excess of) net
  investment income............................... $     91,568  $     88,951  $     (4,842) $      4,869
 Accumulated net realized gain (loss) on
  investments.....................................     (498,320)    1,528,941     2,084,304    (7,836,984)
 Unrealized appreciation/depreciation of
  investments.....................................   12,521,564     8,225,591     6,443,622   (80,654,888)
 Par value (Note 5)...............................       29,847        48,162        49,696           442
 Paid in capital in excess of par.................  266,933,966   343,870,542   356,090,770   292,827,564
                                                   ------------  ------------  ------------  ------------
  Total Net Assets................................ $279,078,625  $353,762,187  $364,663,550  $204,341,003
                                                   ============  ============  ============  ============
Net Assets:
 Shares........................................... $279,078,625  $353,762,187  $364,663,550  $151,973,493
 Institutional Shares.............................           --            --            --    52,367,510
Shares of Common Stock outstanding (Note 5):
 Shares...........................................   29,846,703    48,161,714    49,696,507    32,881,089
 Institutional Shares.............................           --            --            --    11,318,592
NET ASSET VALUE PER SHARE:
 Shares...........................................        $9.35         $7.35         $7.34         $4.62
                                                          =====         =====         =====         =====
 Institutional Shares.............................           --            --            --         $4.63
                                                             ==            ==            ==         =====


                      See Notes to Financial Statements.

Excelsior Funds
Statements of Operations
Six Months Ended September 30, 2002 (Unaudited)



                                                      Intermediate-
                                                          Term       Short-Term
                                           Managed       Managed     Government      High
                                           Income        Income      Securities      Yield
                                            Fund          Fund          Fund         Fund
                                         -----------  ------------- -----------  ------------
INVESTMENT INCOME:
 Interest income........................ $ 8,216,117   $ 9,586,121  $ 5,701,343  $ 32,250,334
                                         -----------   -----------  -----------  ------------
EXPENSES:
 Investment advisory fees (Note 2)......     781,422       532,949      417,596       783,073
 Administration fees (Note 2)...........     173,001       231,666      212,321       182,880
 Administrative servicing fees (Note 2).      94,051       210,949      189,214        93,875
 Administrative servicing fees--Shares
  (Note 2)..............................          --            --           --       219,356
 Shareholder servicing agent fees.......      30,635        18,517       11,510         9,958
 Legal and audit fees...................      13,652        15,169       13,474        14,121
 Custodian fees.........................       8,083        17,112       21,938        10,571
 Registration and filing fees...........       7,224         9,734        9,641        18,862
 Shareholder reports....................       3,642         6,847        7,242        11,628
 Directors'/Trustees' fees and expenses
  (Note 2)..............................       3,286         2,752        2,306         7,147
 Miscellaneous expenses.................       9,082         9,676        8,243         6,561
                                         -----------   -----------  -----------  ------------
   Total Expenses.......................   1,124,078     1,055,371      893,485     1,358,032
 Fees waived and reimbursed by:
   Investment adviser (Note 2)..........          --      (166,199)    (166,417)     (183,464)
   Administrators (Note 2)..............     (53,725)      (63,296)     (56,118)      (46,165)
                                         -----------   -----------  -----------  ------------
   Net Expenses.........................   1,070,353       825,876      670,950     1,128,403
                                         -----------   -----------  -----------  ------------
NET INVESTMENT INCOME...................   7,145,764     8,760,245    5,030,393    31,121,931
                                         -----------   -----------  -----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 1):
 Net realized gain (loss) on security
  transactions..........................     238,007       134,868    2,322,537    (1,134,517)
 Change in unrealized
  appreciation/depreciation of
  investments during the period.........  11,503,261    10,550,718    6,745,704   (64,990,228)
                                         -----------   -----------  -----------  ------------
Net realized and unrealized gain (loss)
 on investments.........................  11,741,268    10,685,586    9,068,241   (66,124,745)
                                         -----------   -----------  -----------  ------------
Net increase (decrease) in net assets
 resulting from operations.............. $18,887,032   $19,445,831  $14,098,634  $(35,002,814)
                                         ===========   ===========  ===========  ============


                      See Notes to Financial Statements.

Excelsior Funds
Statements of Changes in Net Assets



                                                                            Intermediate-
                                                                                Term       Short-Term
                                                                 Managed       Managed     Government       High
                                                                 Income        Income      Securities       Yield
                                                                  Fund          Fund          Fund          Fund
                                                              ------------  ------------- ------------  ------------
Six Months Ended September 30, 2002 (Unaudited)
Net investment income........................................ $  7,145,764  $  8,760,245  $  5,030,393  $ 31,121,931
Net realized gain (loss) on investments......................      238,007       134,868     2,322,537    (1,134,517)
Change in unrealized appreciation/depreciation of
 investments during the period...............................   11,503,261    10,550,718     6,745,704   (64,990,228)
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..................................................   18,887,032    19,445,831    14,098,634   (35,002,814)
Distributions to shareholders:
 From net investment income
  Shares.....................................................   (7,236,965)   (9,010,540)   (5,323,873)  (24,002,303)
  Institutional Shares.......................................           --            --            --    (7,368,783)
                                                              ------------  ------------  ------------  ------------
     Total distributions.....................................   (7,236,965)   (9,010,540)   (5,323,873)  (31,371,086)
                                                              ------------  ------------  ------------  ------------
Increase in net assets from fund share transactions (Note 5):
  Shares.....................................................   19,624,539    70,059,541   162,108,637    29,621,737
  Institutional Shares.......................................           --            --            --    19,961,951
                                                              ------------  ------------  ------------  ------------
     Total from fund share transactions......................   19,624,539    70,059,541   162,108,637    49,583,688
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets........................   31,274,606    80,494,832   170,883,398   (16,790,212)
NET ASSETS:
 Beginning of period.........................................  247,804,019   273,267,355   193,780,152   221,131,215
                                                              ------------  ------------  ------------  ------------
 End of period(1)............................................ $279,078,625  $353,762,187  $364,663,550  $204,341,003
                                                              ============  ============  ============  ============
--------
  (1)Including undistributed (distributions in excess of) net
     investment income....................................... $     91,568  $     88,951  $     (4,842) $      4,869
                                                              ============  ============  ============  ============
Year Ended March 31, 2002
Net investment income........................................ $ 13,704,179  $ 13,376,451  $  5,356,897  $ 24,946,088
Net realized gain (loss) on investments and foreign currency
 transactions................................................    1,463,114     4,631,223       938,945    (6,711,430)
Change in unrealized depreciation of investments during the
 period......................................................   (4,147,947)   (7,640,971)   (1,138,569)  (14,908,765)
                                                              ------------  ------------  ------------  ------------
Net increase in net assets resulting from operations.........   11,019,346    10,366,703     5,157,273     3,325,893
Distributions to shareholders:
 From net investment income
  Shares.....................................................  (13,926,740)  (13,187,825)   (5,416,236)  (19,494,900)
  Institutional Shares.......................................           --            --            --    (5,187,487)
 From net realized gain on investments
  Shares.....................................................   (1,536,194)     (582,680)     (477,466)     (801,015)
  Institutional Shares.......................................           --            --            --      (218,717)
                                                              ------------  ------------  ------------  ------------
     Total distributions.....................................  (15,462,934)  (13,770,505)   (5,893,702)  (25,702,119)
                                                              ------------  ------------  ------------  ------------
Increase in net assets from fund share transactions (Note 5):
  Shares.....................................................       74,673    57,071,153   118,822,460   133,173,237
  Institutional Shares.......................................           --            --            --    34,801,840
                                                              ------------  ------------  ------------  ------------
     Total from fund share transactions......................       74,673    57,071,153   118,822,460   167,975,077
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets........................   (4,368,915)   53,667,351   118,086,031   145,598,851
NET ASSETS:
 Beginning of year...........................................  252,172,934   219,600,004    75,694,121    75,532,364
                                                              ------------  ------------  ------------  ------------
 End of year(2).............................................. $247,804,019  $273,267,355  $193,780,152  $221,131,215
                                                              ============  ============  ============  ============
--------
  (2)Including undistributed net investment income........... $     97,924  $    198,108  $      2,458  $    254,024
                                                              ============  ============  ============  ============


                      See Notes to Financial Statements.

Excelsior Funds
Financial Highlights -- Selected Per Share Data and Ratios

For a Fund share outstanding throughout each period.
                                                      Net Realized                        Distributions
                                Net Asset                 and         Total    Dividends    From Net
                                 Value,      Net       Unrealized      From     From Net    Realized
                                Beginning Investment  Gain (Loss)   Investment Investment    Gain on        Total
                                of Period   Income   on Investments Operations   Income    Investments  Distributions
                                --------- ---------- -------------- ---------- ---------- ------------- -------------
MANAGED INCOME FUND -- (1/9/86*)
 Year Ended March 31,
 1998..........................   $8.60     $0.49        $ 0.58       $ 1.07     $(0.49)     $(0.01)       $(0.50)
 1999..........................    9.17      0.46          0.08         0.54      (0.46)      (0.26)        (0.72)
 2000..........................    8.99      0.47         (0.41)        0.06      (0.47)      (0.03)        (0.50)
 2001..........................    8.55      0.50          0.56         1.06      (0.50)         --         (0.50)
 2002..........................    9.11      0.49         (0.10)        0.39      (0.50)      (0.05)        (0.55)
 Six Months Ended September 30,
  2002 (Unaudited).............    8.95      0.25          0.40         0.65      (0.25)         --         (0.25)
INTERMEDIATE-TERM MANAGED INCOME FUND -- (12/31/92*)
 Year Ended March 31,
 1998..........................   $6.87     $0.41        $ 0.36       $ 0.77     $(0.41)         --        $(0.41)
 1999..........................    7.23      0.39          0.04         0.43      (0.39)     $(0.14)        (0.53)
 2000..........................    7.13      0.40         (0.36)        0.04      (0.40)         --         (0.40)
 2001..........................    6.77      0.42          0.41         0.83      (0.42)         --         (0.42)
 2002..........................    7.18      0.39         (0.06)        0.33      (0.39)      (0.02)        (0.41)
 Six Months Ended September 30,
  2002 (Unaudited).............    7.10      0.21          0.25         0.46      (0.21)         --         (0.21)
SHORT-TERM GOVERNMENT SECURITIES FUND -- (12/31/92*)
 Year Ended March 31,
 1998..........................   $6.93     $0.37        $ 0.07       $ 0.44     $(0.37)         --        $(0.37)
 1999..........................    7.00      0.34          0.04         0.38      (0.34)         --         (0.34)
 2000..........................    7.04      0.35         (0.15)        0.20      (0.35)     $(0.02)        (0.37)
 2001..........................    6.87      0.39          0.22         0.61      (0.39)         --         (0.39)
 2002..........................    7.09      0.33          0.05         0.38      (0.34)      (0.02)        (0.36)
 Six Months Ended September 30,
  2002 (Unaudited).............    7.11      0.14          0.23         0.37      (0.14)         --         (0.14)
HIGH YIELD FUND -- (10/31/00*)
 Shares
 Period Ended March 31, 2001...   $7.00     $0.27        $ 0.26       $ 0.53     $(0.27)         --        $(0.27)
 Year Ended March 31, 2002.....    7.26      1.08         (1.01)        0.07      (1.09)     $(0.04)        (1.13)
 Six Months Ended September 30,
  2002 (Unaudited).............    6.20      0.75         (1.57)       (0.82)     (0.76)         --         (0.76)

* Commencement of Operations
(1)Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
(2)Not Annualized
(3)Annualized


                      See Notes to Financial Statements.


                                   Ratio of     Ratio of     Ratio of
                                     Net          Gross        Net
Net Asset             Net Assets, Operating     Operating   Investment
 Value,                 End of     Expenses     Expenses      Income    Portfolio    Fee
   End      Total       Period    to Average   to Average   to Average  Turnover   Waivers
of Period   Return      (000's)   Net Assets  Net Assets(1) Net Assets    Rate     (Note 2)
--------- ------      ----------- ----------  ------------- ----------  ---------  --------
  $9.17    12.79%      $196,097      0.90%        1.02%        5.51%       538%     $0.01
   8.99     5.95%       215,768      0.90%        1.03%        4.96%       268%      0.01
   8.55     0.72%       220,480      0.88%        1.00%        5.42%       112%      0.01
   9.11    12.80%       252,173      0.88%        1.01%        5.81%        99%      0.01
   8.95     4.34%       247,804      0.87%        1.04%        5.39%       129%      0.02

   9.35     7.38%(2)    279,079      0.81%(3)     0.86%(3)     5.43%(3)    111%(3)     --
  $7.23    11.37%      $ 94,935      0.61%        0.66%        5.68%        86%        --
   7.13     6.02%       127,743      0.60%        0.67%        5.29%       229%        --
   6.77     0.59%       155,483      0.58%        0.65%        5.80%       122%        --
   7.18    12.73%       219,600      0.56%        0.69%        6.11%       108%     $0.01
   7.10     4.60%       273,267      0.52%        0.69%        5.47%       117%      0.01

   7.35     6.60%(2)    353,762      0.54%(3)     0.69%(3)     5.71%(3)     54%(3)   0.01
  $7.00     6.47%      $ 32,547      0.62%        0.69%        5.28%        35%        --
   7.04     5.54%        52,589      0.58%        0.67%        4.79%       114%     $0.01
   6.87     3.02%        59,307      0.54%        0.62%        5.07%        90%      0.01
   7.09     9.14%        75,694      0.57%        0.67%        5.59%       118%      0.01
   7.11     5.35%       193,780      0.51%        0.61%        4.33%        75%      0.01

   7.34     5.25%(2)    364,664      0.48%(3)     0.64%(3)     3.61%(3)    124%(3)   0.01
  $7.26     7.76%(2)   $ 57,670      1.05%(3)     1.55%(3)     9.43%(3)    169%(3)  $0.01
   6.20     1.27%       172,890      1.03%        1.35%       17.56%       310%      0.02
   4.62   (14.20)%(2)   151,973      1.04%(3)     1.25%(3)    27.12%(3)    107%(3)   0.01



                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Managed Income Fund


 Principal                                                              Value
  Amount                                                       Rate    (Note 1)
-----------                                                    ----  ------------
ASSET BACKED SECURITIES -- 5.40%
$ 2,046,377 California Infrastructure SDG&E, 1997-1
             A5, 09/25/05..................................... 6.19% $  2,091,132
  8,000,000 CIT RV Trust, 1999-A A4, 06/15/13................. 6.16     8,545,840
  3,975,000 PP&L Transition Bond Co. llc, 1999-1 A6, 12/26/07. 6.96     4,423,658
                                                                     ------------
            TOTAL ASSET BACKED SECURITIES (Cost $13,877,012)..         15,060,630
                                                                     ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.06%
  2,895,387 Government National Mortgage
             Association 1999-19A, 08/16/25 (Cost $2,886,791). 6.50     2,961,638
                                                                     ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 16.28%
  5,144,581 Chase Commercial Mortgage Securities Corp. 1997-2
             D, 12/12/29...................................... 6.60     5,683,304
  1,385,148 +DLJ Mortgage Acceptance Corp., 1996-CF2 A1B,
             11/12/21......................................... 7.29     1,520,947
 5,000,0000 Morgan Stanley Capital I, 1999-WF1 B, 11/15/31.... 6.32     5,614,450
  4,374,000 Morgan Stanley Dean Witter Capital I, 2000-LIF2
             C, 10/15/33...................................... 7.50     5,140,985
  3,525,000 Mortgage Capital Funding, Inc., 1997-MC2 D,
             11/20/27......................................... 7.12     3,918,496
  6,939,993 Mortgage Capital Funding, Inc., 1998-MC1 A1,
             03/18/30......................................... 6.42     7,461,367
  4,250,000 Mortgage Capital Funding, Inc., 1998-MC1 C,
             03/18/30......................................... 6.95     4,845,541
 10,200,238 Nomura Asset Securities Corp., 1995-MD3 A1B,
             04/04/27......................................... 8.15    11,256,762
                                                                     ------------
            TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost
             $42,069,845).....................................         45,441,852
                                                                     ------------
CORPORATE BONDS -- 24.76%
    700,000 AES Corp., 06/01/09............................... 9.50       364,000
    434,518 Atlas Air, Inc., Series 991B, 01/02/15............ 7.63       324,616
  4,750,000 Bank One Texas N.A., 02/15/08..................... 6.25     5,385,312
  3,000,000 British Telecommunications plc, 12/15/30.......... 8.88     3,617,493
  5,000,000 DaimlerChrysler N.A. Holding Corp., 09/01/09...... 7.20     5,475,000

 Principal                                                               Value
  Amount                                                        Rate    (Note 1)
-----------                                                    -----  ------------
CORPORATE BONDS -- (continued)
            Deutsche Telekom International Finance,
$ 1,260,000  06/01/32.........................................  9.25% $  1,459,288
  1,500,000  06/15/30.........................................  8.75     1,606,875
  3,000,000 Ford Motor Co., 07/16/31..........................  7.45     2,467,500
  7,150,000 General Motors Acceptance Corp., 11/01/31.........  8.00     6,930,295
  1,000,000 Global Crossing North America, Inc., In Default,
             05/15/04.........................................  7.25        70,000
    250,000 +Hercules, Inc., 11/15/07......................... 11.13       272,500
  5,200,000 Household Finance Corp., 10/15/11.................  6.38     4,833,769
    900,000 +IMC Global Inc., Series B, 06/01/08.............. 10.88       967,500
  1,780,000 IOS Capital, Inc. llc, 06/15/04...................  9.75     1,794,413
  3,000,000 Lehman Brothers Holdings, Inc., 01/15/05..........  7.75     3,322,500
  4,900,000 Mission Energy Holding Co., 07/15/08.............. 13.50     1,519,000
  2,000,000 +Petroleos Mexicanos, 02/01/05....................  6.50     2,052,500
  5,700,000 PHH Corp. MTN, 02/03/03...........................  8.13     5,714,364
    870,000 PSEG Energy Holdings, Inc., 02/15/08..............  8.63       678,600
    800,000 Sovereign Bancorp, Inc., 11/15/06................. 10.50       888,000
  5,400,000 Textron Financial Corp., 06/01/07.................  5.88     5,737,397
  5,190,000 US Bancorp MTN, 12/01/04..........................  6.88     5,691,686
  5,300,000 Viacom, Inc., 05/01/07............................  5.63     5,684,308
  2,945,000 Williams Cos., Inc., 03/15/04.....................  9.25     2,238,200
                                                                      ------------
            TOTAL CORPORATE BONDS (Cost $67,855,330)..........          69,095,116
                                                                      ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 44.40%
 15,000,000 Federal Home Loan Bank, Discount Note, 10/04/02...  1.65    15,000,000
  7,220,000 Federal Home Loan Mortgage Corporation, 07/15/32..  6.25     8,170,109
            Federal National Mortgage Association
  2,911,688 Pool # 254237, 03/01/32...........................  5.50     2,947,853
    834,447 Pool # 443225, 10/01/28...........................  5.50       848,525
  1,030,102 Pool # 450838, 12/01/28...........................  5.50     1,047,480
  4,364,425 Pool # 535904, 07/01/29...........................  5.50     4,438,053


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Managed Income Fund -- (continued)


Principal                                                              Value
 Amount                                                       Rate    (Note 1)
----------                                                    ----  ------------
U.S. GOVERNMENT & AGENCY
 OBLIGATIONS -- (continued)
$2,480,036 Pool # 562896, 03/01/31........................... 5.50% $  2,511,036
   730,971 Pool # 573966, 03/01/31........................... 5.50       740,050
   306,584 Pool # 579832, 05/01/31........................... 5.50       312,544
 3,908,567 Pool # 611583, 01/01/32........................... 5.50     3,957,045
 4,897,812 Pool # 616638, 02/01/32........................... 5.50     4,958,647
 1,946,118 Pool # 618024, 02/01/32........................... 5.50     1,970,290
 3,967,223 Pool # 618274, 02/01/32........................... 5.50     4,016,498
 5,999,515 Pool # 622332, 01/01/32........................... 5.50     6,074,033
 4,644,118 Pool # 625183, 01/01/32........................... 5.50     4,701,801
 8,012,024 Pool # 625547, 01/01/32........................... 5.50     8,111,539
 7,359,581 Pool # 626455, 01/01/32........................... 5.50     7,450,992
   594,058 Pool # 631413, 02/01/32........................... 5.50       601,426
 4,500,000 TBA, 09/01/31..................................... 5.50     4,547,812
           Government National Mortgage Association
 2,416,028 ARM, Pool # 80311, 08/20/29....................... 5.50     2,463,308
 3,027,268 Pool # 2562, 03/20/28............................. 6.00     3,132,601
 2,921,721 Pool # 267812, 06/15/17........................... 8.50     3,214,219
 1,085,021 Pool # 532751, 08/15/30........................... 9.00     1,186,880
 2,899,181 Pool # 568670, 04/15/32........................... 6.50     3,026,353
 1,707,516 Pool # 780548, 12/15/17........................... 8.50     1,878,508
 1,492,499 Pool # 780865, 11/15/17........................... 9.50     1,679,634
 2,732,464 Pool # 781084, 12/15/17........................... 9.00     3,038,067
           U.S. Treasury Inflation Indexed Note
 4,183,875 01/15/09.......................................... 3.88     4,704,224
 4,175,513 04/15/28.......................................... 3.63     4,914,708
           U.S. Treasury STRIPS
12,210,000 05/15/17.......................................... 0.00     6,024,414
15,000,000 02/15/20.......................................... 0.00     6,232,560
                                                                    ------------
           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATION
            (Cost $117,249,903)..............................        123,901,209
                                                                    ------------

                                                                                                            Value
  Shares                                                                                                   (Note 1)
----------                                                                                               ------------
SHORT-TERM INVESTMENTS -- 8.40%
11,724,842             Dreyfus Government Cash Management Fund.......................................... $ 11,724,842
11,725,443             Fidelity U.S. Treasury II Fund...................................................   11,725,443
                                                                                                         ------------
                       TOTAL SHORT-TERM INVESTMENTS (Cost $23,450,285)..................................   23,450,285
                                                                                                         ------------
TOTAL INVESTMENTS
 (Cost $267,389,166*)................................................................ 100.30%            $279,910,730
OTHER ASSETS & LIABILITIES (NET).....................................................  (0.30)                (832,105)
                                                                                      ------             ------------
TOTAL NET ASSETS..................................................................... 100.00%            $279,078,625
                                                                                      ======             ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2002, these securities amounted to $4,813,447 or 1.72% of net assets.
ARM--Adjustable Rate Mortgage Discount Note--The rate reported on the Schedule of Investments is the discount rate at the time of purchase.
In Default--Security in default on interest payments.
llc--limited liability company
MTN--Medium Term Note
plc--public limited company
STRIPS--Separately Traded Registered Interest and Principal Securities
TBA--Securities traded under delayed delivery commitments settling after September 30, 2002. Income on these securities will not be earned until settle date.


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Intermediate-Term Managed Income Fund



 Principal                                                              Value
  Amount                                                       Rate    (Note 1)
-----------                                                    ----  -------------
ASSET BACKED SECURITIES -- 7.26%
$ 4,200,000 American Express Master Trust, 1998-1 A, 04/15/04. 5.90% $   4,309,998
  4,550,000 California Infrastructure PG&E, 1997-1
             A8, 12/26/09..................................... 6.48      5,115,593
  4,800,000 CIT RV Trust, 1999-A A4, 06/15/13................. 6.16      5,127,504
  1,250,000 Citibank Credit Card Master Trust I, Series
             1999-5 A, 05/15/08............................... 6.10      1,381,826
  2,195,000 Ford Credit Auto Owner Trust, 2000-E A5, 10/15/04. 6.77      2,308,950
  4,350,000 MMCA Automobile Trust, 2002-2 A3, 07/17/06........ 3.67      4,458,454
  2,820,000 Toyota Auto Receivables Owner Trust, 2000-A
             A4, 04/15/07..................................... 7.21      2,983,661
                                                                     -------------
            TOTAL ASSET BACKED SECURITIES (Cost $24,222,773)..          25,685,986
                                                                     -------------
COLLATERALIZED MORTGAGE OBLIGATION -- 0.54%
  1,859,855 Federal Home Loan Mortgage Corporation, 16 PH,
             04/25/21 (Cost $1,881,404)....................... 6.75      1,899,103
                                                                     -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 12.97%
  1,324,650 Commercial Mortgage Acceptance Corp., 1998-C1 A1,
             07/15/31......................................... 6.23      1,429,152
  2,000,000 Commercial Mortgage Asset Trust, 1999-C1
             B, 07/17/13...................................... 7.23      2,329,043
  5,400,000 +DLJ Mortgage Acceptance Corp., 1997-CF2 A1B,
             10/15/30......................................... 6.82      6,024,487
  2,350,397 LB-UBS Commercial Mortgage Trust, 2001-C2 A1,
             06/15/20......................................... 6.27      2,576,466
  3,713,081 Midland Realty Acceptance Corp., Series 1996-C2
             B, 01/25/29...................................... 7.34      4,237,874
  2,660,000 Morgan Stanley Capital I, 1999-CAM1 A3, 03/15/32.. 6.92      2,986,888
  1,560,979 Morgan Stanley Dean Witter Capital I, 2000-LIFE
             A1, 11/15/36..................................... 7.42      1,752,493
  2,402,770 Mortgage Capital Funding, Inc., 1996-MC2
             C, 12/21/26...................................... 7.22      2,687,723
  6,000,000 Mortgage Capital Funding, Inc., 1997-MC2 A2,
             11/20/27......................................... 6.66      6,745,596
  2,500,000 Mortgage Capital Funding, Inc., 1998-MC1
             C, 03/18/30...................................... 6.95      2,850,318
  2,500,000 Nationslink Funding Corp., 1999-2 B, 06/20/31..... 7.53      2,925,384

 Principal                                                               Value
  Amount                                                        Rate    (Note 1)
-----------                                                    -----  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- (continued)
$ 5,250,000 Nomura Asset Securities Corp., 1998-D6 A1B,
             03/15/30.........................................  6.59% $  5,949,637
  3,005,290 Salomon Brothers Mortgage Securities VII, 2000-C1
             A1, 11/18/08.....................................  7.46     3,379,159
                                                                      ------------
            TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost
             $41,077,455).....................................          45,874,220
                                                                      ------------
CORPORATE BONDS -- 43.37%
    500,000 AES Corp., 06/01/09...............................  9.50       260,000
  4,235,000 AOL Time Warner, Inc., 05/01/05...................  5.63     4,033,837
    452,623 Atlas Air, Inc., Series 991B, 01/02/15............  7.63       338,141
  3,375,000 **BB&T Corp., 06/30/05............................  6.38     3,670,312
  2,150,000 British Telecommunications plc, 12/15/10..........  8.38     2,525,822
  1,775,000 +CenturyTel, Inc., 08/15/12.......................  7.88     1,942,995
    750,000 CenturyTel, Inc., Series F, 01/15/08..............  6.30       771,927
    250,000 Compagnie Generale de Geophysique SA, 11/15/07.... 10.63       233,437
  3,700,000 Deutsche Telekom International Finance, 06/15/10..  8.50     4,056,125
  2,500,000 Duke Capital Corp., 10/01/04......................  7.25     2,615,625
  6,250,000 Duke Energy Field Services llc, 08/16/05..........  7.50     6,437,500
  6,000,000 Fannie Mae, 07/18/12..............................  5.50     6,143,454
  3,950,000 First Union Corp. MTN, 11/15/06...................  6.75     4,449,908
  3,250,000 First Union National Bank, 12/01/08...............  5.80     3,546,563
  8,270,000 Ford Motor Credit Co., 02/01/06...................  6.88     8,139,475
 10,000,000 Freddie Mac, 04/15/05.............................  4.50    10,123,970
  3,000,000 General Electric Capital Corp. MTN, 10/08/02......  6.52     3,001,896
  3,760,000 General Motors Acceptance Corp., 09/15/11.........  6.88     3,665,222
  5,530,000 General Motors Nova Scotia Finance Co., 10/15/08..  6.85     5,702,591
 11,000,000 Global Crossing North America, Inc., In Default,
             05/15/04.........................................  7.25       770,000
  5,740,000 Goldman Sachs Group, Inc., 01/15/11...............  6.88     6,367,382
    250,000 Hercules, Inc., 11/15/07.......................... 11.13       272,500


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Intermediate-Term Managed Income Fund -- (continued)


 Principal                                                               Value
  Amount                                                        Rate    (Note 1)
-----------                                                    -----  ------------
CORPORATE BONDS -- (continued)
$ 3,525,000 Household Finance Corp. 07/15/10..................  8.00% $  3,642,323
  3,825,000  01/24/06.........................................  6.50     3,857,887
    350,000 IMC Global Inc., Series B, 06/01/08............... 10.88       376,250
  2,255,000 International Lease Finance Corp., 03/15/09.......  6.38     2,380,827
  1,610,000 IOS Capital, Inc. llc, 06/15/04...................  9.75     1,623,036
  1,725,000 JP Morgan Chase & Co., 03/15/12...................  6.63     1,875,979
  6,500,000 Keystone Financial Mid -- Atlantic Funding Corp.
             MTN, 05/15/04....................................  7.30     6,921,941
  3,400,000 Legg Mason, Inc., 07/02/08........................  6.75     3,808,299
  4,075,000 Mercantile Bancorp., 06/15/07.....................  7.30     4,706,707
  2,000,000 Mission Energy Holding Co., 07/15/08.............. 13.50       620,000
  2,000,000 +Nationwide Life Global Funding, Inc., 02/15/07...  5.35     2,129,334
  2,800,000 Newcourt Credit Group, Inc., Series B, 02/16/05...  6.88     2,922,618
  3,000,000 +North Fork Bankcorp., Inc., 08/15/12.............  5.88     3,232,797
  4,900,000 PHH Corp. MTN, 02/03/03...........................  8.13     4,912,348
  3,200,000 Qwest Capital Funding, Inc., 08/03/04.............  5.88     2,160,000
  4,000,000 Reed Elsevier Capital, Inc., 08/01/11.............  6.75     4,553,512
  3,300,000 +Schlumberger Technology Corp., 04/15/12..........  6.50     3,722,380
  7,275,000 TCI Communications, Inc., 09/15/04................  8.65     7,156,781
  7,000,000 Textron Financial Corp., 06/01/07.................  5.88     7,437,367
  2,000,000 Viacom, Inc., 05/15/11............................  6.63     2,219,220
    150,000 Williams Communications Group, Inc., In Default,
             10/01/09......................................... 10.88        15,000
  3,600,000 Williams Cos., Inc. 03/15/04......................  9.25     2,736,000
  2,145,000  02/01/06.........................................  6.25     1,351,350
                                                                      ------------
            TOTAL CORPORATE BONDS (Cost $155,149,778).........         153,430,638
                                                                      ------------

 Principal                                                              Value
  Amount                                                       Rate    (Note 1)
-----------                                                    ----  ------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 2.47%
$ 5,000,000 Flordia State Board of Education, General
             Obligation Bonds, Series C, 06/01/06............. 5.00% $  5,500,000
  3,250,000 **Massachusetts State, Central
             Artery Highway Improvements, General Obligation
             Bonds, Series A, 12/01/30........................ 2.05     3,250,000
                                                                     ------------
            TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost
             $8,746,450)......................................          8,750,000
                                                                     ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 29.18%
 15,000,000 Federal Home Loan Bank, Discount Note, 10/04/02... 1.65    15,000,000
 10,625,000 Federal Home Loan Mortgage Corporation, 07/23/07.. 4.50    10,964,713
            Federal National Mortgage Association
 17,541,772 Pool # 254197, 02/01/32........................... 5.50    17,759,653
  3,882,251 Pool # 254237, 03/01/32........................... 5.50     3,930,471
  5,576,656 Pool # 545290, 10/01/16........................... 7.50     5,929,502
  3,327,370 Pool # 577218, 04/01/31........................... 6.00     3,422,699
     28,454 Pool # 578823, 04/01/31........................... 5.50        28,807
    977,716 Pool # 620017, 02/01/32........................... 5.50       989,843
  7,552,421 Pool # 624250, 01/01/17........................... 6.00     7,850,357
    345,410 Pool # 625123, 01/01/32........................... 5.50       349,700
  1,866,062 Pool # 625797, 01/01/17........................... 6.00     1,939,677
  3,469,105 Pool # 627938, 02/01/32........................... 5.50     3,512,133
 12,200,000 TBA, 09/01/31..................................... 5.50    12,329,625
            Government National Mortgage Association
    246,513 Pool # 3078, 05/20/31............................. 5.50       250,404
     30,606 Pool # 195801, 01/15/17........................... 8.50        33,088
     56,828 Pool # 195833, 04/15/17........................... 8.50        61,437
     28,458 Pool # 212760, 04/15/17........................... 8.50        30,766
     25,259 Pool # 334299, 05/15/23........................... 8.00        27,398
    976,023 Pool # 367412, 11/15/23........................... 6.00     1,012,755
  9,200,000 U.S. Treasury Bond, 05/15/16...................... 7.25    11,944,820
  2,535,000 U.S. Treasury Note, 02/15/11...................... 5.00     2,816,005
  7,300,000 U.S. Treasury STRIPS, 02/15/20.................... 0.00     3,033,179
                                                                     ------------
            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost
             $99,553,528).....................................        103,217,032
                                                                     ------------


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Intermediate-Term Managed Income Fund -- (continued)


                                                                     Value
 Shares                                                             (Note 1)
----------                                                        ------------
SHORT-TERM INVESTMENTS -- 6.69%
11,272,246 Dreyfus Government Cash Management Fund...........     $ 11,272,246
12,393,224 Fidelity U.S. Treasury II Fund....................       12,393,224
                                                                  ------------
           TOTAL SHORT-TERM INVESTMENTS (Cost $23,665,470)...       23,665,470
                                                                  ------------

Principal
 Amount
----------
REPURCHASE AGREEMENT -- 1.68%
$5,947,000 #JP Morgan Chase Securities, Inc., Repurchase
            Agreement, 1.67%, dated 9/30/02, due 10/1/02, to
            be repurchased at $5,947,276 (Cost $ 5,947,000)..        5,947,000
                                                                  ------------

TOTAL INVESTMENTS (Cost $360,243,858*)................ 104.16% $368,469,449
OTHER ASSETS & LIABILITIES (NET)......................  (4.16)  (14,707,262)
                                                       ------  ------------
TOTAL NET ASSETS...................................... 100.00% $353,762,187
                                                       ======  ============

--------
* Aggregate cost for federal income and book tax purposes.
**Variable Rate Security--The rate reported is the rate in effect as of
  September 30, 2002.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2002, these securities amounted to $17,051,993 or 4.82% of net assets.
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
Discount Note--The rate reported on the Schedule of Investments is the discount rate at the time of purchase.
In Default--Security in default on interest payments.
llc--limited liability company.
MTN--Medium Term Note
plc--public limited company
STRIPS--Separately Traded Registered Interest and Principal Securities.
TBA--Securities traded under delayed delivery commitments settling after September 30, 2002. Income on these securities will not be earned until settle date.

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Short-Term Government Securities Fund


 Principal                                                             Value
  Amount                                                       Rate   (Note 1)
-----------                                                    ----  -----------
ASSET BACKED SECURITIES -- 6.21%
$ 6,600,000 California Infrastructure PG& E-1, 1997-1 A7,
             09/25/08......................................... 6.42% $ 7,191,649
  3,540,000 CIT Group Home Equity Loan Trust, 2002-1 AF-3,
             01/25/27......................................... 5.19    3,691,652
  4,000,000 Comed Transitional Funding Trust, 1998-1
             A6, 06/25/09..................................... 5.63    4,361,400
  2,750,000 MMCA Automobile Trust, 2002-2 A3, 07/17/06........ 3.67    2,818,563
  4,300,000 Peco Energy Transition Trust, 1999-A A4, 03/01/07. 5.80    4,575,531
                                                                     -----------
            TOTAL ASSET BACKED SECURITIES (Cost $22,075,920)..        22,638,795
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.39%
  1,929,163 Federal Home Loan Mortgage Corporation, 2299
             K, 05/15/25...................................... 6.00    1,960,485
            Federal National Mortgage   Association
  3,372,137 2001-51 GD, 10/25/25.............................. 5.50    3,471,036
  8,572,228 2002-59 A, 01/25/14............................... 5.50    8,862,795
  9,000,000 Washington Mutual, Inc., 2002- AR15 A2 (When
             Issued), 10/15/07................................ 4.07    8,999,361
                                                                     -----------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost
             $23,082,081).....................................        23,293,677
                                                                     -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 3.72%
  3,821,099 ++DLJ Mortgage Acceptance Corp., 1996-CF2 A1B,
             11/12/21......................................... 7.29    4,195,715
  4,000,000 LB Commercial Conduit Mortgage Trust, 1998-C1 A2,
             02/18/30......................................... 6.40    4,345,558
  4,500,000 Mortgage Capital Funding, Inc., 1996-MC2 A3,
             09/20/06......................................... 7.01    5,021,593
                                                                     -----------
            TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost
             $13,061,884).....................................        13,562,866
                                                                     -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 88.11%
            Federal Home Loan Mortgage Corporation
 15,000,000 01/15/05.......................................... 6.88   16,549,950
  9,000,000 07/23/07.......................................... 4.50    9,287,757
  6,164,944 Pool # C68593, 11/01/28........................... 7.00    6,459,522

 Principal                                                              Value
  Amount                                                       Rate    (Note 1)
-----------                                                    ----  ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- (continued)
            Federal National Mortgage Association
$22,250,000 02/13/04.......................................... 5.13% $ 23,260,217
 16,500,000 05/15/03.......................................... 4.63    16,813,269
  4,000,000 05/05/04.......................................... 3.48     4,006,120
  7,210,339 Pool # 253509, 11/01/15........................... 7.50     7,666,551
  4,348,198 Pool # 254255, 03/01/09........................... 6.00     4,497,386
  4,661,709 Pool # 254367, 06/01/09........................... 6.00     4,821,654
  4,862,673 Pool # 254438, 08/01/09........................... 5.50     5,005,200
  7,224,814 Pool # 323597, 01/01/29........................... 6.50     7,497,896
  2,423,789 Pool # 382316, 04/01/10........................... 3.86     2,507,327
    628,612 Pool # 517390, 11/01/11........................... 8.00       672,810
  5,027,115 Pool # 545362, 12/01/31........................... 5.70     5,149,650
  3,308,087 Pool # 612310, 09/01/16........................... 6.00     3,438,588
  5,054,318 Pool # 625797, 01/01/17........................... 6.00     5,253,706
  4,882,478 Pool # 667063, 06/01/17........................... 6.00     5,073,629
  2,773,549 Pool # 73268, 12/01/05............................ 6.62     3,043,083
 25,000,000 TBA, 10/01/16..................................... 5.50    25,734,375
            Government National Mortgage Association
  4,468,458 Pool # 563596, 06/15/32........................... 7.00     4,693,697
  4,404,384 Pool # 569423, 05/15/32........................... 7.00     4,626,393
  9,072,017 Pool # 570004, 07/15/32........................... 7.00     9,529,303
  2,118,855 Pool # 780240, 09/15/09........................... 8.50     2,263,122
    697,341 Pool # 780752, 04/15/10........................... 8.50       773,030
  1,051,767 Pool # 781036, 10/15/17........................... 8.00     1,143,717
  2,525,208 Pool # 781181, 12/15/09........................... 9.00     2,740,452
    776,494 Pool # 80385, 03/20/30............................ 5.25       794,870
  1,104,266 Pool # 8378, 07/20/18............................. 6.75     1,136,686
 21,000,000 +U.S. Treasury Bills, 1.58%-1.64%, 10/17/02.......  --     20,985,531
 19,000,000 U.S. Treasury Bond, 05/15/09...................... 9.13    21,245,800
 16,471,950 U.S. Treasury Inflation Indexed Note, 01/15/09.... 3.88    18,520,566
            U.S. Treasury Note
 10,000,000 08/15/05.......................................... 6.50    11,255,800
 16,250,000 11/15/04.......................................... 5.88    17,645,063
 20,000,000 11/15/05.......................................... 5.75    22,225,000
 24,500,000 06/30/04.......................................... 2.88    25,012,001
                                                                     ------------
            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost
             $316,161,552)....................................        321,329,721
                                                                     ------------


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Short-Term Government Securities Fund -- (continued)

                                                                                                     Value
 Shares                                                                                             (Note 1)
---------                                                                                              ------------
SHORT-TERM INVESTMENTS -- 4.16%
7,584,352             Dreyfus Government Cash Management Fund.................................... $  7,584,352
7,584,351             Fidelity U.S. Treasury II Fund.............................................    7,584,351
                                                                                                       ------------
                      TOTAL SHORT-TERM INVESTMENTS (Cost $15,168,703)............................   15,168,703
                                                                                                       ------------

TOTAL INVESTMENTS (Cost $389,550,140*)............ 108.59% $395,993,762
OTHER ASSETS & LIABILITIES (NET)..................  (8.59)  (31,330,212)
                                                   ------  ------------
TOTAL NET ASSETS.................................. 100.00% $364,663,550
                                                   ======  ============

--------
* Aggregate cost for federal income and book tax purposes.
+ The rate shown is the effective yield at the time of purchase.
++Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2002, these securities amounted to $4,195,715 or 1.15% of net assets.
TBA--Securities traded under delayed delivery commitments settling after September 30, 2002. Income on these securities will not be earned until settle date.

                      See Notes to Financial Statements.

Excelsior Funds Trust
Portfolio of Investments September 30, 2002 (Unaudited)
High Yield Fund


 Principal                                                               Value
  Amount                                                        Rate    (Note 1)
-----------                                                    -----  ------------
CORPORATE BONDS -- 94.57%
            AIRLINES -- 7.27%
$ 6,330,000 Air Canada Corp., 03/15/11........................ 10.25% $  3,449,850
            Atlas Air, Inc.
 14,600,000  08/01/05......................................... 10.75     5,694,000
  4,750,000  11/15/06.........................................  9.38     1,710,000
  4,073,609 Atlas Air, Inc., Series 991B, 01/02/15............  7.63     3,043,271
    200,000 Northwest Airlines Corp., 03/15/08................  7.88        94,000
  1,750,000 Northwest Airlines, Inc., 06/01/06................  8.88       857,500
                                                                      ------------
                                                                        14,848,621
                                                                      ------------
            BUILDING PRODUCTS - CEMENT/ AGGREGATE -- 2.13%
  6,400,000 Oglebay Norton Co., 02/01/09...................... 10.00     4,352,000
                                                                      ------------
            CABLE TV -- 4.46%
  4,850,000 Charter Communications Holdings llc/Charter
             Communications Holdings Capital Corp., 10/01/09.. 10.75     3,055,500
 11,317,000 Frontiervision Holdings L.P., Series B, Step
             Bond, In Default 09/15/07........................ 11.88     6,054,595
                                                                      ------------
                                                                         9,110,095
                                                                      ------------
            CASINO SERVICES -- 2.25%
  6,250,000 Mikohn Gaming Corp., Series B, 08/15/08........... 11.88     4,593,750
                                                                      ------------
            CELLULAR TELECOM -- 3.75%
  4,000,000 Horizon Pcs, Inc., 06/15/11....................... 13.75       760,000
            Nextel Communications, Inc.,
  6,200,000  02/01/11.........................................  9.50     4,634,500
  3,000,000  11/15/09.........................................  9.38     2,280,000
                                                                      ------------
                                                                         7,674,500
                                                                      ------------
            COMMERCIAL SERVICE - FINANCE -- 2.19%
  6,060,000 Metris Cos., Inc., 07/15/06....................... 10.13     4,484,400
                                                                      ------------
            CONTAINERS - METAL/GLASS -- 7.64%
            Crown Cork & Seal Co., Inc.
  7,500,000  01/15/05.........................................  8.38     5,587,500
  5,500,000  04/15/23.........................................  8.00     3,300,000
  9,345,000 US Can Corp., Series B, 10/01/10.................. 12.38     6,728,400
                                                                      ------------
                                                                        15,615,900
                                                                      ------------

 Principal                                                               Value
  Amount                                                        Rate    (Note 1)
-----------                                                    -----  -------------
CORPORATE BONDS -- (continued)
            CONTAINERS - PAPER/PLASTIC -- 1.01%
$ 2,300,000 Radnor Holdings Corp., Series B, 12/01/03......... 10.00% $   2,070,000
                                                                      -------------
            DIVERSIFIED FINANCIAL SERVICES -- 3.73%
 25,000,000 FINOVA Group, Inc., 11/15/09......................  7.50      7,625,000
                                                                      -------------
            DIVERSIFIED MINERALS -- 2.31%
            Glencore Nickel Party Ltd., In Default
 19,245,000  12/01/14.........................................  9.00      4,715,025
                                                                      -------------
            ELECTRIC - GENERATION -- 5.11%
            AES Corp.
 17,150,000  06/01/09.........................................  9.50      8,918,000
  3,000,000  02/15/11.........................................  8.88      1,530,000
                                                                      -------------
                                                                         10,448,000
                                                                      -------------
            ELECTRIC - INTERGRATED -- 3.86%
 25,420,000 Mission Energy Holding Co., 07/15/08.............. 13.50      7,880,200
                                                                      -------------
            ENGINEERING/R&D SERVICES -- 6.22%
 20,850,000 Foster Wheeler llc, 11/15/05......................  6.75     12,718,500
                                                                      -------------
            FINANCE - OTHER SERVICES -- 6.35%
  7,115,000 IOS Capital, Inc. llc, 06/15/04...................  9.75      7,172,610
  9,500,000 Madison River Capital llc/ Madison River
             Financial Corp., 03/01/10........................ 13.25      5,795,000
                                                                      -------------
                                                                         12,967,610
                                                                      -------------
            METAL - ALUMINUM -- 7.77%
 22,343,000 Golden Northwest Aluminum, Inc., In Default,
             12/15/06......................................... 12.00      8,490,340
 12,533,000 ++Ormet Corp., 08/15/08........................... 11.00      7,394,470
                                                                      -------------
                                                                         15,884,810
                                                                      -------------
            MULTI-LINE INSURANCE -- 0.47%
  1,000,000 American Financial Group, Inc., 04/15/09..........  7.13        954,791
                                                                      -------------
            OIL - FIELD SERVICES -- 1.99%
  4,775,000 Halliburton Co. MTN, 05/12/17.....................  7.53      4,058,750
                                                                      -------------
            PIPELINES -- 3.97%
            Williams Cos., Inc.
  3,725,000  11/15/04.........................................  6.63      2,719,250
  3,250,000  08/01/06.........................................  6.50      2,080,000
  1,000,000  02/01/06.........................................  6.25        630,000
  1,000,000  12/01/03.........................................  6.13        750,000
  3,000,000 **Williams Cos., Inc., Series A, 01/15/06.........  6.75      1,935,000
                                                                      -------------
                                                                          8,114,250
                                                                      -------------


                      See Notes to Financial Statements.

Excelsior Funds Trust
Portfolio of Investments September 30, 2002 (Unaudited)
High Yield Fund -- (continued)


 Principal                                                               Value
  Amount                                                        Rate    (Note 1)
-----------                                                    -----  ------------
CORPORATE BONDS -- (continued)
            PROPERTY/CASUALTY INSURANCE -- 3.65%
$10,650,000 Fremont General Corp., Series B, 03/17/09.........  7.88% $  7,455,000
                                                                      ------------
            SATELLITE TELECOM -- 3.80%
  8,000,000 Star Choice Communications, 12/15/05.............. 13.00     7,760,000
                                                                      ------------
            SEISMIC DATA COLLECTION -- 1.96%
  4,300,000 Compagnie Generale de Geophysique SA, 11/15/07.... 10.63     4,015,125
                                                                      ------------
            SPECIAL PURPOSE ENTITY -- 2.91%
  7,000,000 IPC Acquistion Corp., 12/15/09.................... 11.50     5,950,000
                                                                      ------------
            TELECOM EQUIPMENT/FIBER OPTICS -- 0.49%
            Metromedia Fiber Network, Inc., In Default
 12,750,000  12/15/09......................................... 10.00        47,813
 32,000,000 Metromedia Fiber Network, Inc., Series B, In
             Default, 11/15/08................................ 10.00       120,000
  8,250,000 Williams Communication Group, Inc., In Default,
             10/01/07......................................... 10.70       825,000
                                                                      ------------
                                                                           992,813
                                                                      ------------
            TELECOM SERVICES -- 3.18%
  6,540,972 Global Crossing Holding Ltd. PIK, In Default...... 10.50           654
            Global Crossing North America, Inc., In Default
 32,730,000  05/15/04.........................................  7.25     2,291,100
 55,644,000  10/15/03.........................................  6.00     3,895,080
            GT Group Telecom, Inc., Step Bond, In Default
 10,000,000  02/01/10......................................... 13.25         1,000
 17,000,000  02/01/10......................................... 13.25         1,700
  3,400,000 Leap Wireless International, Inc., 04/15/10....... 12.50       314,500
                                                                      ------------
                                                                         6,504,034
                                                                      ------------
            TELEPHONE - INTEGRATED -- 1.25%
  3,000,000 ++TSI Telecommunication Services, Inc. Series B,
             02/01/09......................................... 12.75     2,550,000
                                                                      ------------
            TELEVISION -- 3.59%
  1,490,000 Pegasus Communications Corp., Series B, 08/01/07.. 12.50       670,500
 14,795,000 Pegasus Satellite Communications, Inc., 08/01/06.. 12.38     6,657,750
                                                                      ------------
                                                                         7,328,250
                                                                      ------------

 Principal                                                               Value
  Amount                                                        Rate    (Note 1)
-----------                                                    -----  ------------
CORPORATE BONDS -- (continued)
            TRANSPORTATION - EQUIPMENT & LEASING -- 1.26%
$28,645,000 Anthony Crane Rental L.P., Series B, 08/01/08..... 10.38% $  2,578,050
                                                                      ------------
            TOTAL CORPORATE BONDS (Cost $273,714,979).........         193,249,474
                                                                      ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.85%
  9,900,000 Federal Home Loan Bank, 10/01/02 (Cost $9,900,000)  1.50     9,900,000
                                                                      ------------

  Shares
-----------
WARRANTS -- 0.01%
     10,000 +GT Group Telecom, Inc., Class B, Expires 02/01/10               6,250
     67,340 +Loral Space & Communications, Expires 12/26/06...               3,367
      8,500 +Mikohn Gaming Warrants, Expires 8/15/08..........               8,500
                                                                      ------------
            TOTAL WARRANTS (Cost $207,500)....................              18,117
                                                                      ------------

TOTAL INVESTMENTS (Cost $283,822,479*)..............................................................  99.43% $203,167,591
OTHER ASSETS & LIABILITIES (NET)....................................................................   0.57     1,173,412
                                                                                                     ------  ------------
NET ASSETS.......................................................................................... 100.00% $204,341,003
                                                                                                     ======  ============

--------
* Aggregate cost for Federal income and book tax purposes.
**Variable Rate Security -- The rate reported is the rate in effect as of
  September 30, 2002.
+ Non-income producing security
++Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2002, these securities amounted to $9,944,470 or 4.87% of net assets.
In Default--Security in default on interest payments.
L.P.--Limited Partnership
llc--limited liability company
MTN--Medium Term Note
PIK--Pay-in-Kind
Step Bond--Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2002. Maturity date is the ultimate maturity.


                      See Notes to Financial Statements.

                                EXCELSIOR FUNDS

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Significant Accounting Policies:

   Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Funds Trust (the "Trust") is a business trust organized under the laws of the State of Delaware on May 11, 1994. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end diversified management investment companies.

   Excelsior Fund and the Trust currently offer shares in nineteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for the Managed Income Fund, Intermediate-Term Managed Income Fund and Short-Term Government Securities Fund, Portfolios of Excelsior Fund and High Yield Fund, a Portfolio of the Trust (the "Portfolios"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund and the Trust in the preparation of their financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The High Yield Fund offers two classes of shares: Shares and Institutional Shares. The Financial Highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of Excelsior Fund, the Trust and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") are presented separately.

   (a) Portfolio valuation:

      Investments in securities that are traded on a recognized stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust.

      Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors with regard to Excelsior Fund or the Board of

   Trustees with regard to the Trust. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

      Investments in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. For valuation purposes, quotations of foreign securities in foreign currency are converted to United States dollars equivalent at the prevailing market rate on the day of conversion. The Portfolios do not isolate that portion of gains and losses on equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes. The Portfolios report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

   (b) Security transactions and investment income:

      Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

   (c) Concentration of risks:

      The High Yield Bond Fund is subject to special risks associated with investments in high yield bonds, which involve greater risk of default or downgrade and are more volatile than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

   (d) Repurchase agreements:

      The Portfolios may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolios' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Portfolios' custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

      If the value of the underlying security falls below the value of the repurchase price, the Portfolios will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

   (e) Dividends and distributions to shareholders:

      Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed to shareholders at least annually.

   (f) Expense allocation:

      Expenses incurred by Excelsior Fund and the Trust with respect to any two or more of their respective Portfolios are allocated in proportion to the average net assets of each of their respective Portfolios, except where allocations of direct expenses to each Portfolio can otherwise be fairly made. Expenses directly attributable to a Portfolio are charged to that Portfolio and expenses directly attributable to a particular class of shares in a Portfolio are charged to such class.

2. Investment Advisory Fee, Administration Fee, Distribution Expenses, Shareholder Servicing Agent and Related Party Transactions:

   United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.75% of the average daily net assets of the Managed Income Fund, 0.35% of the average daily net assets of the Intermediate-Term Managed Income Fund, 0.30% of the average daily net assets of the Short-Term Government Securities Fund and 0.80% of the average daily net assets of the High Yield Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   U.S. Trust Company, SEI Investments Global Funds Services (formerly SEI Investments Mutual Funds Services) and Federated Services Company ("FSC") (collectively, the "Administrators") provide administrative services to Excelsior Fund and the Trust. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust (excluding the international equity portfolios of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Until further notice to the Portfolios, U.S. Trust Company has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of each Portfolio. For the six months ended September 30, 2002, administration fees charged by U.S. Trust Company, net of waivers, were as follows:

                    Managed Income Fund........... $100,325
                    Intermediate-Term Income Fund.  117,002
                    Short-Term Managed Income Fund  106,256
                    High Yield Fund...............   87,223

   From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. For the six months ended September 30, 2002, and until further notice, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

                  Managed Income Fund.................. 0.90%
                  Intermediate-Term Managed Income Fund 0.65%
                  Short-Term Government Securities Fund 0.60%
                  High Yield Fund--Shares.............. 1.05%
                  High Yield Fund--Institutional Shares 0.80%

   In addition, currently, U.S. Trust is voluntarily limiting its investment advisory fee to 0.65% of the average daily net assets for Managed Income Fund.

   For the six months ended September 30, 2002, pursuant to the above, U.S. Trust waived investment advisory fees totaling $31,119 and $111,055 for Short-Term Government Securities Fund and High Yield Fund, respectively.

   Excelsior Fund and the Trust has also entered into administrative servicing agreements with various service organizations (which may include U.S. Trust and its affiliates) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative servicing fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

   Administrative servicing fees paid to affiliates of U.S. Trust amounted to $429,558 for the six months ended September 30, 2002. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable by each single class Portfolio in an amount equal to the administrative servicing fees paid to subsidiaries of U.S. Trust Corporation. With regard to multi-class Portfolios, U.S. Trust receives administrative servicing fees at the annual rate of up to 0.25% of the average daily net asset value of each multi-class Portfolio's Shares class for which it provides administrative servicing. For the six months ended September 30, 2002, U.S. Trust waived investment advisory and administration fees in amounts equal to the administrative servicing fees for the Portfolios as follows:

                 Managed Income Fund.................. $ 46,491
                 Intermediate-Term Managed Income Fund  175,360
                 Short-Term Government Securities Fund  135,298
                 High Yield Fund......................   72,409

   Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Fund and the Trust. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

   Boston Financial Data Services, Inc. ("BFDS") serves as shareholder servicing agent to the Portfolios.

   The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Shares of High Yield Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Portfolio Shares, in an amount not to exceed the annual rate of 0.25% of the daily net asset value of the Portfolio's outstanding shares. Effective August 1, 2001, until further notice, the Trust has voluntarily agreed to stop charging fees under the Distribution Plan.

   Each Independent Director of Excelsior Fund receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee. Independent Trustees of the Trust receive an annual fee of $6,000, plus a meeting fee of $1,000 for each meeting attended. The Chairman receives an additional fee of $5,000. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee. In addition, Directors and Trustees are reimbursed by Excelsior Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

3.  Purchases and Sales of Securities:

   For the six months ended September 30, 2002, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                               Purchases      Sales
                                              ------------ ------------
        Managed Income Fund
           U.S. Government................... $ 97,372,647 $111,610,364
           Other.............................   40,085,674   40,121,143
        Intermediate-Term Managed Income Fund
           U.S. Government...................   34,415,014   44,800,405
           Other.............................  101,546,658   30,818,129
        Short-Term Government Securities Fund
           U.S. Government...................  277,589,586  141,196,124
           Other.............................   55,157,307   20,186,220
        High Yield Fund
           U.S. Government...................           --           --
           Other.............................  140,791,735  113,147,980

4.  Federal Taxes:

   It is the policy of Excelsior Fund and the Trust that each Portfolio continue to qualify as regulated investment companies, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

   In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

   Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales, and net capital losses incurred after October 31 and within the taxable year ("Post-October losses"). To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

   For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2002, the following Portfolios had capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                        Expiration Date
                                        March 31, 2010
                                        ---------------
                        High Yield Fund   $2,181,579

   At September 30, 2002, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                       Tax Basis     Tax Basis    Net Unrealized
                                       Unrealized    Unrealized    Appreciation
                                      Appreciation (Depreciation) (Depreciation)
                                      ------------ -------------- --------------
Managed Income Fund.................. $14,769,943   $ (2,248,379)  $ 12,521,564
Intermediate-Term Managed Income Fund  15,252,568     (7,026,977)     8,225,591
Short-Term Government Securities Fund   6,447,924         (4,302)     6,443,622
High Yield Fund......................   8,854,754    (89,509,642)   (80,654,888)

5.  Capital Transactions:

   Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
31.375 billion of which is currently classified to represent interests in one of nineteen separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 750 million shares of the Managed Income Fund, 1.5 billion shares of the Intermediate-Term Managed Income Fund, and 1 billion shares of the Short-Term Government Securities Fund. Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors. The Trust currently has authorized an unlimited number of shares of beneficial interest of each class of each Portfolio. Each share has a par value of $.00001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of the Trust's Board of Trustees.

                                                     Managed Income Fund
                                     --------------------------------------------------
                                     Six Months Ended 09/30/02    Year Ended 03/31/02
                                     ------------------------  ------------------------
                                       Shares       Amount       Shares       Amount
                                     ----------  ------------  ----------  ------------
Sold................................  4,218,314  $ 38,656,595   8,033,767  $ 73,249,334
Issued as reinvestment of dividends.    160,901     1,475,788     256,473     2,339,213
Redeemed............................ (2,234,313)  (20,507,844) (8,280,919)  (75,513,874)
                                     ----------  ------------  ----------  ------------
Net Increase........................  2,144,902  $ 19,624,539       9,321  $     74,673
                                     ==========  ============  ==========  ============

                                            Intermediate-Term Managed Income Fund
                                     --------------------------------------------------
                                     Six Months Ended 09/30/02    Year Ended 03/31/02
                                     ------------------------  ------------------------
                                       Shares       Amount       Shares       Amount
                                     ----------  ------------  ----------  ------------
Sold................................ 12,457,015  $ 90,243,821  15,012,878  $108,479,291
Issued as reinvestment of dividends.     49,084       355,397      77,655       561,129
Redeemed............................ (2,832,927)  (20,539,677) (7,192,566)  (51,969,267)
                                     ----------  ------------  ----------  ------------
Net Increase........................  9,673,172  $ 70,059,541   7,897,967  $ 57,071,153
                                     ==========  ============  ==========  ============

                                            Short-Term Government Securities Fund
                                     --------------------------------------------------
                                     Six Months Ended 09/30/02    Year Ended 03/31/02
                                     ------------------------  ------------------------
                                       Shares       Amount       Shares       Amount
                                     ----------  ------------  ----------  ------------
Sold................................ 31,694,581  $229,258,726  22,733,901  $162,795,369
Issued as reinvestment of dividends.     65,773       476,942     105,281       752,260
Redeemed............................ (9,333,036)  (67,627,031) (6,243,685)  (44,725,169)
                                     ----------  ------------  ----------  ------------
Net Increase........................ 22,427,318  $162,108,637  16,595,497  $118,822,460
                                     ==========  ============  ==========  ============

                                                       High Yield Fund
                                     --------------------------------------------------
                                     Six Months Ended 09/30/02    Year Ended 03/31/02
                                     ------------------------  ------------------------
                                       Shares       Amount       Shares       Amount
                                     ----------  ------------  ----------  ------------
Sold:
   Shares........................... 10,204,251  $ 57,068,918  23,197,321  $154,691,471
   Institutional Shares.............  4,027,418    22,605,618   5,863,484    38,367,544
Issued as reinvestment of dividends:
   Shares...........................    337,010     1,778,159     207,308     1,355,149
   Institutional Shares.............     73,204       402,514      37,786       240,458
Redeemed:
   Shares........................... (5,550,648)  (29,225,340) (3,455,850)  (22,873,383)
   Institutional Shares.............   (557,603)   (3,046,181)   (585,500)   (3,806,162)
                                     ----------  ------------  ----------  ------------
Net Increase........................  8,533,632  $ 49,583,688  25,264,549  $167,975,077
                                     ==========  ============  ==========  ============

6.  Line of Credit:

   The Portfolios and other affiliated funds participate in a $50 million unsecured line of credit provided by The JPMorgan Chase Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus up to 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2002, the Portfolios had no borrowings under the agreement.

                                                                   SA-TXBL-0902